Average Annual Total Returns - Systematic Value Fund	None 1 Year	None 5 Years	None 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(2.90%)	7.45%	9.16%	2.80%	9.74%	10.50%